Segment and Revenue Information - Components of Financial Accounting Standards and Cost Accounting Standards Adjustment (Details) - Unallocated items, eliminations and other - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting, Asset Reconciling Item [Line Items]
FAS/CAS service cost adjustment	$ 302	$ 291	$ 604	$ 582	$ 1,056	$ 1,143	$ 1,173
Pension FAS/CAS service cost adjustment
Segment Reporting, Asset Reconciling Item [Line Items]
FAS/CAS service cost adjustment	230	222	460	445	799	849	882
Postretirement FAS/CAS service cost adjustment
Segment Reporting, Asset Reconciling Item [Line Items]
FAS/CAS service cost adjustment	$ 72	$ 69	$ 144	$ 137	$ 257	$ 294	$ 291